LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 759,711	$ 852,642
Additions	483,869	363,654
Depreciation	(406,434)	(458,210)
Translation differences	(13,123)	1,625
Balance	824,023	759,711
Head office rent (5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	205,240	381,564
Additions	522,797	1,508
Depreciation	(122,817)	(179,457)
Translation differences	(13,123)	1,625
Balance	592,097	205,240
Vehicles (3 & 4-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	290,690	229,412
Additions	(38,928)	208,538
Depreciation	(140,214)	(147,260)
Translation differences	0	0
Balance	111,548	290,690
Equipment (3-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	38,310	77,898
Additions	0	712
Depreciation	(38,310)	(40,300)
Translation differences	0	0
Balance	0	38,310
DeLamar office rent (3,7 and 5-year term) [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	225,471	163,768
Additions	0	152,896
Depreciation	(105,093)	(91,193)
Translation differences	0	0
Balance	$ 120,378	$ 225,471